Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Obligations under finance leases	¥ 21,185	¥ 6,863
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Loan participation borrowings	¥ 258,201	¥ 245,176
Senior borrowings and bonds	12,556,710	11,245,475
Subordinated borrowings and bonds	3,441,235	3,395,509
Total	¥ 16,277,331	¥ 14,893,023